Details of Significant Accounts - Common Stock - Additional Information (Details)	1 Months Ended										2 Months Ended
	Nov. 30, 2018 shares	Nov. 30, 2017 shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	Jul. 31, 2017 shares	Mar. 31, 2017 shares	Aug. 31, 2016 shares	Jul. 31, 2016 shares	Apr. 30, 2016 shares	Nov. 30, 2015 shares	Jul. 31, 2018 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	May 31, 2017 $ / shares	May 31, 2017 $ / shares	Jul. 31, 2014 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized Share Capital														$ 2,000,000,000	$ 65,338,000
Additional paid-in capital														$ 640,451,000	$ 20,923,000
Par value per share | (per share)														$ 10	$ 0.3
Maximum number of shares to be issued through private placement														4,711,000	4,711,000
Amount raised through private placement | $														$ 200,000,000
Subscription Price | $ / shares															$ 42.45
Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Subscription Price | (per share)																$ 10	$ 0.3	$ 10
Number of shares of employee restricted stocks granted	10,000	14,000	14,000	15,000	15,000	2,000	12,000	12,000	14,000	9,000	25,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold												3,915,550	3,915,550
Offering price per share | $ / shares												$ 5.80
American Depositary Shares | Common Stock
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold												7,831,100	7,831,100
Offering price per share | $ / shares													$ 89.32